Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-226308
Entity Registrant Name	Zeta Network Group
Entity Central Index Key	0001747661
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Title of 12(b) Security	Class A Ordinary Shares, par value $0.02
Trading Symbol	ZNB
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Document Fiscal Period Focus	FY
Entity Address, Country	US
Amendment Description	Zeta Network Group (“we,” “us,” “the Company” or “our”) is filing this Amendment No. 1 to Form 20-F (the “Form 20-F/A”) to its annual report on Form 20-F for the year ended June 30, 2026 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 19, 2026. The Company is filing this Form 20-F/A solely to include the Company’s Compensation Recovery Policy as Exhibit 97.1, which was initially filed as Exhibit 97.1 on the Company’s annual report on Form 20-F for the year ended June 30, 2024, and which is incorporated herein by reference.In addition, as required by Rule 12b-15 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s Chief Executive Officer and Chief Financial Officer are filed herewith as exhibits to this Form 20-F/A, under Item 19 hereof, pursuant to Rule 13a-14(a) or 15d-14(a) of the Exchange Act. Because no financial statements have been included in this Form 20-F/A and this Form 20-F/A does not contain or amend any disclosure with respect to Item 15 of Form 20-F, paragraphs 3, 4 and 5 of the certifications have been omitted. The Company is also not including new certifications under Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) (Section 906 of the Sarbanes-Oxley Act of 2002), as no financial statements are being filed with this Form 20-F/A.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report and this Form 20-F/A are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Class A Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	628,761
Class B Ordinary Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(929)
Local Phone Number	317-2699
Contact Personnel Name	Xiao Wen “Samantha” Huang